Submission	May 29, 2026
Submission [Line Items]
Central Index Key	0000909832
Registrant Name	COSTCO WHOLESALE CORP /NEW
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES